Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments
The Company has the following delivery installment commitments:

	As at December 31, 2020		As at December 31, 2019
(in $ millions)	Delivery instalment	Back-end fee	Delivery instalment	Back-end fee
Delivery installments for jack-up drilling rigs	621.0	9.0	793.8	18.0
The back-end fee is only payable and will be included as part of the cost price if we choose to accept delivery financing from Keppel as described above in note 22.
Maturity of Commitments
The following table sets for maturity of our delivery installment commitments as of December 31, 2020

(In $ millions)	Less than 1 year	1–3 years	3–5 years	More than 5 years	Total
Delivery instalments for jack-up rigs	—	621.0	—	—	621.0

Other Commercial Commitments	The Company has the following guarantee commitments:

	As of December 31,
(In $ millions)	2020	2019
Surety bonds, bank guarantees and performance bonds	43.3	70.1
Performance guarantee to Opex (note 3)	5.9	5.9
Total	49.2	76.0

As of December 31, 2020, these obligations stated in $ equivalent and their expiry dates are as follows:

(In $ millions)	2021	2022	Total
Surety bonds, bank guarantees and performance bonds	21.8	21.5	43.3
Performance guarantee to OPEX (note 3)	5.9	—	5.9
Total	27.7	21.5	49.2

Assets Pledged as Collateral	Assets pledged as collateral

	As of December 31,
(In $ millions)	2020	2019
Book value of jackup rigs pledged as collateral for long-term debt facilities	2,822.3	2,586.5